Share-based payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based options for Class A shares and Class B shares issued

Type of options	Grant Date	No. of options outstanding		Vesting period	Vesting conditions
ESOP options	November 2021, depending on the employee	2,180,000	*	2021-2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	2,060,150	*	2022-2026	Service condition, performance non-market condition
LTIP - Modified complex conditional upon listing	November 18, 2020	20,000	*	2021	Service condition, performance non-market condition
Total share options granted as at June 30, 2022		4,260,150		–	–

*Options granted refer to GDEV Inc. shares

		No. of options	Vesting	Vesting
Type of options	Grant Date	outstanding	period	conditions
ESOP options	November 2021, depending on the employee	2,330,000*	2021 – 2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	4,267,454*	2022-2026	Service condition, non-market performance condition
LTIP - Modified complex conditional upon listing	November 18, 2020	20,000*	2021	Service condition, non-market performance condition
Total share options granted as at December 31, 2022		6,617,454	—	—
*	Options granted refer to GDEV Inc. shares

Schedule of share-based payments expense

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Class B complex vesting	256	398
Employee stock option plan	788	1,631
Total recorded expenses	1,044	2,029
therein recognized:
within Game operation cost	30	64
within Selling and marketing expenses	61	129
within General and administrative expenses	953	1,836

	2022	2021	2020
Class B complex vesting	702	216	2,146
Complex conditional upon listing	—	930	130
Employee stock option plan	3,049	2,615	—
Total recorded expenses	3,751	3,761	2,276
therein recognized:
within Game operation cost	121	234	1,073
within Selling and marketing expenses	242	467	—
within General and administrative expenses	3,388	3,060	1,203

Class A share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

	Employee	Class B complex	Complex conditional
	stock option	vesting - related to	upon listing – related
	plan	GDEV Inc. shares	to GDEV Inc. shares
Outstanding at the end of 2022 (units)	2,330,000	4,120,300	20,000
Granted during the period (units)	—	—	—
Modification of options (units)	—	—	—
Exercised during the period (units)	(50,000)	(220,731)	—
Forfeited	(100,000)	(1,839,419)	—
Outstanding at the end of June 2023 (units)	2,180,000	2,060,150	20,000

	Employee	Class B complex	Class B complex	Complex
	stock	vesting - related to	vesting - related to	conditional upon
	option	Nexters Global Ltd	GDEV Inc.	listing - related to
	plan	shares	shares	GDEV Inc. shares
Outstanding at the beginning of 2021 (units)	—	500	—	100,000
Granted during the period (units)	2,330,000	—	—	0
Modification of options (units)	—	(500)	4,414,608	—
Exercised and forfeited during the period (units)	—	—	—	(80,000)
Outstanding at the end of 2021 (units)	2,330,000	—	4,414,608	20,000
Forfeited	—	—	(147,154)	—
Outstanding at the end of 2022 (units)	2,330,000	—	4,267,454	20,000

Stock Options granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 7.86 to 8.71
Strike (exercise) price, US$	0 or 10 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 7.86 to 8.71
Strike (exercise) price, US$	0 or 10 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57

Modification of complex options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options**	7,856.12

*—    applied to the result of fair value estimation.

**—  total FV of 1,300 complex options related to Nexters Global shares that in November of 2021 were modified into 4,414,608 complex options related to the shares in GDEV Inc.

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options**	7,856.12

*    — applied to the result of fair value estimation.

**  — total FV of 1,300 complex options related to Nexters Global shares that in November of 2021 were modified into 4,414,608 complex options related to the shares in GDEV Inc.

Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments expense

	2022	2021	2020
Expenses in relation to fulfilled condition	—	930	130
Total recorded expenses	—	930	130

Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

	November 18,	November 18,
Evaluation date (grant date)	2020	2020
Vesting period	12 months	8 months
Market price, US$	9.91	9.91
Strike price, US$	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	not applicable	not applicable
FV of option, US$	1.34	1.11